Performance Management	May 14, 2026
Virtus Zevenbergen Innovative Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The Fund has adopted the historical performance of the Zevenbergen Growth Fund, a series of Advisor Managed Portfolios (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on August 14, 2026 (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. The Predecessor Fund was also advised by the ZCI and had an identical investment objective and substantially similar strategies as the Fund.

The bar chart shows the Predecessor Fund’s Institutional Class shares’ performance from year to year. Performance information shown prior to January 19, 2024 is for Zevenbergen Growth Fund, which was a series of Trust for Advised Portfolios (the “Previous Predecessor Fund”). Performance for the Predecessor Fund’s Institutional Class shares has not been adjusted to reflect the Fund’s current expenses, which are lower than those of the Predecessor Fund’s Institutional Class shares. Had the Predecessor Fund been structured as an ETF, its performance may have differed. The table below illustrates how the Predecessor Fund’s average annual returns for the periods indicated compare with that of a broad-based index and a style-specific index. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 54.30% for the quarter ended 6/30/2020, and the lowest quarterly return was -40.64% for the quarter ended 6/30/22.

For the year-to-date period ended March 31, 2026, the Predecessor Fund’s total return was -14.97%.

Year to Date Return, Label [Optional Text]	For the year-to-date period
Bar Chart, Year to Date Return	(14.97%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	54.30%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(40.64%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Institutional Class	1 Year	5 Years	10 Years	Since Inception August 31, 2015
Return Before Taxes	10.26%	0.16%	15.74%	15.33%
Return After Taxes on Distributions	9.94%	0.01%	15.66%	15.25%
Return After Taxes on Distributions and Sale of Fund Shares	6.30%	0.11%	13.43%	13.09%
Investor Class
Return Before Taxes	9.95%	-0.14%	15.43%	15.01%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%	14.14%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	18.45%	14.65%	17.62%	17.46%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.

In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Phone [Text]	(888) 383-0553
Virtus Zevenbergen Discovery Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]

The following performance information indicates some of the risks of investing in the Fund. The Fund has adopted the historical performance of the Zevenbergen Genea Fund, a series of Advisor Managed Portfolios (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on August 14, 2026 (the “Reorganization”). Prior to the Reorganization, the Fund was a “shell” fund with no assets and had not yet commenced operations. The Predecessor Fund was also advised by the ZCI and had an identical investment objective, and substantially similar strategies as the Fund.

The bar chart shows the Predecessor Fund’s Institutional Class shares’ performance from year to year. Performance information shown prior to January 19, 2024 is for Zevenbergen Genea Fund, which was a series of Trust for Advised Portfolios (the “Previous Predecessor Fund”). Performance for the Predecessor Fund’s Institutional Class shares has not been adjusted to reflect the Fund’s current expenses, which are lower than those of the Predecessor Fund’s Institutional Class shares. Had the Predecessor Fund been structured as an ETF, its performance may have differed. The table below illustrates how the Predecessor Fund’s average annual returns for the periods indicated compare with that of a broad-based index and a style-specific index. The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information for the Fund may be obtained by calling the Fund at (888) 383-0553.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the Predecessor Fund’s highest quarterly return was 62.07% for the quarter ended 6/30/2020, and the lowest quarterly return was -44.21% for the quarter ended 6/30/22.

For the year-to-date period ended March 31, 2026, the Predecessor Fund’s total return was -18.65%.

Year to Date Return, Label [Optional Text]	For the year-to-date period
Bar Chart, Year to Date Return	(18.65%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	62.07%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(44.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
Institutional Class	1 Year	5 Years	10 Years	Since Inception August 31, 2015
Return Before Taxes	15.99%	1.24%	18.90%	18.69%
Return After Taxes on Distributions	15.99%	1.24%	18.88%	18.68%
Return After Taxes on Distributions and Sale of Fund Shares	9.46%	0.95%	16.32%	16.18%
Investor Class
Return Before Taxes	15.60%	0.93%	18.56%	18.36%
Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)	17.15%	13.15%	14.29%	14.14%
Russell 3000® Growth Total Return Index (reflects no deduction for fees, expenses, or taxes)	18.45%	14.65%	17.62%	17.46%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown only for the Institutional Class; after-tax returns for the Investor Class will vary to the extent it has different expenses.

In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Phone [Text]	(888) 383-0553